Long-Term Investments (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 USD ($)
Fair Value Adjustments For The Period	$ (821)
Fair Value Of Long Term Investments, Beginning Balance	4,151
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	2,988
Net Additions And (warrants Exercised)	(226)
Movements In Foreign Exchange	(116)
Talisker Resources Ltd [Member] | Common Shares [Member]
Fair Value Adjustments For The Period	(590)
Fair Value Of Long Term Investments, Beginning Balance	2,351
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	1,478
Net Additions And (warrants Exercised)	(226)
Movements In Foreign Exchange	(57)
Endurance Gold Corp. | Warrants [Member]
Fair Value Adjustments For The Period	72
Fair Value Of Long Term Investments, Beginning Balance	126
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	191
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(7)
Endurance Gold Corp. | Common Share [Member]
Fair Value Adjustments For The Period	172
Fair Value Of Long Term Investments, Beginning Balance	376
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	527
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(21)
Silver Wolf Exploration Ltd. [Member] | Warrants [Member]
Fair Value Adjustments For The Period	(106)
Fair Value Of Long Term Investments, Beginning Balance	184
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	75
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(3)
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Fair Value Adjustments For The Period	(369)
Fair Value Of Long Term Investments, Beginning Balance	1,114
Statement [Line Items]
Fair Value Of Long Term Investments, Ending Balance	717
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	$ (28)